Cover	Nov. 07, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 07, 2024
Entity Registrant Name	GENPACT LIMITED
Entity Incorporation, State or Country Code	D0
Entity File Number	001-33626
Entity Tax Identification Number	98-0533350
Entity Address, Address Line One	Canon's Court,
Entity Address, Address Line Two	22 Victoria Street
Entity Address, City or Town	Hamilton
Entity Address, Postal Zip Code	HM 12
Entity Address, Country	BM
City Area Code	441
Local Phone Number	298-3300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common shares, par value $0.01 per share
Trading Symbol	G
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001398659
Amendment Flag	false